16. Borrowings and financing (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, beginning	R$ 11,964,143	R$ 13,121,600
Funding	1,012,315	1,267,697
Borrowing costs	(4,743)	(17,173)
Lease	24,693	32,111
Monetary variation and exchange rate changes	159,087	(969,430)
Inflation adjustment / update and incorporated interest - Capitalized	49,517	51,559
Interest and fees paid	(676,087)	(739,944)
Amortization	(1,098,558)	(1,535,312)	R$ (1,292,322)
Accrued interest	426,781	449,470
Provision for interest rates and fees - Capitalized	233,341	295,828
Borrowing costs expenses	10,477	7,737
Borrowings and financing, ending	12,100,966	11,964,143	13,121,600
Local currency
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, beginning	6,303,780	6,503,776
Funding	815,807	436,396
Borrowing costs	(1,157)	(3,483)
Lease	24,693	32,111
Monetary variation and exchange rate changes	62,784	121,035
Inflation adjustment / update and incorporated interest - Capitalized	3,927	6,405
Interest and fees paid	(476,689)	(521,634)
Amortization	(767,966)	(807,396)
Accrued interest	289,780	317,379
Provision for interest rates and fees - Capitalized	169,366	214,954
Borrowing costs expenses	3,820	4,237
Borrowings and financing, ending	6,428,145	6,303,780	6,503,776
Local currency | Debentures
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, beginning	3,641,912	4,203,127
Funding	500,000	0
Borrowing costs	(1,157)	(1,241)
Lease	0	0
Monetary variation and exchange rate changes	51,768	105,385
Inflation adjustment / update and incorporated interest - Capitalized	0	0
Interest and fees paid	(301,493)	(375,027)
Amortization	(597,794)	(663,468)
Accrued interest	176,780	214,245
Provision for interest rates and fees - Capitalized	103,215	154,814
Borrowing costs expenses	3,611	4,077
Borrowings and financing, ending	3,576,842	3,641,912	4,203,127
Local currency | Brazilian Federal Savings Bank
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, beginning	1,147,359	1,067,464
Funding	144,654	113,310
Borrowing costs	0	0
Lease	0	0
Monetary variation and exchange rate changes	5,495	15,619
Inflation adjustment / update and incorporated interest - Capitalized	1,415	6,405
Interest and fees paid	(95,854)	(89,896)
Amortization	(65,836)	(52,315)
Accrued interest	78,283	63,813
Provision for interest rates and fees - Capitalized	17,826	26,291
Borrowing costs expenses	0	0
Borrowings and financing, ending	1,233,086	1,147,359	1,067,464
Local currency | BNDES
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, beginning	946,984	696,329
Funding	171,153	313,072
Borrowing costs	0	(2,242)
Lease	0	0
Monetary variation and exchange rate changes	5,405	0
Inflation adjustment / update and incorporated interest - Capitalized	2,512	0
Interest and fees paid	(78,466)	(55,806)
Amortization	(87,993)	(76,469)
Accrued interest	33,938	38,172
Provision for interest rates and fees - Capitalized	48,294	33,768
Borrowing costs expenses	209	160
Borrowings and financing, ending	1,042,036	946,984	696,329
Local currency | Leasing
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, beginning	552,516	534,894
Funding	0	0
Borrowing costs	0	0
Lease	24,693	32,111
Monetary variation and exchange rate changes	0	0
Inflation adjustment / update and incorporated interest - Capitalized	0	0
Interest and fees paid	0	0
Amortization	(15,593)	(14,489)
Accrued interest	0	0
Provision for interest rates and fees - Capitalized	0	0
Borrowing costs expenses	0	0
Borrowings and financing, ending	561,616	552,516	534,894
Local currency | Other
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, beginning	11,677	1,962
Funding	0	10,014
Borrowing costs	0	0
Lease	0	0
Monetary variation and exchange rate changes	116	31
Inflation adjustment / update and incorporated interest - Capitalized	0	0
Interest and fees paid	(876)	(905)
Amortization	(750)	(655)
Accrued interest	779	1,149
Provision for interest rates and fees - Capitalized	31	81
Borrowing costs expenses	0	0
Borrowings and financing, ending	10,977	11,677	1,962
Foreign currency
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, beginning	5,660,363	6,617,824
Funding	196,508	831,301
Borrowing costs	(3,586)	(13,690)
Lease	0	0
Monetary variation and exchange rate changes	96,303	(1,090,465)
Inflation adjustment / update and incorporated interest - Capitalized	45,590	45,154
Interest and fees paid	(199,398)	(218,310)
Amortization	(330,592)	(727,916)
Accrued interest	137,001	132,091
Provision for interest rates and fees - Capitalized	63,975	80,874
Borrowing costs expenses	6,657	3,500
Borrowings and financing, ending	5,672,821	5,660,363	6,617,824
Foreign currency | BID
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, beginning	1,811,664	2,194,353
Funding	96,889	113,543
Borrowing costs	(2,497)	(3,819)
Lease	0	0
Monetary variation and exchange rate changes	(15,193)	(396,817)
Inflation adjustment / update and incorporated interest - Capitalized	40,228	37,412
Interest and fees paid	(38,654)	(42,429)
Amortization	(189,280)	(133,063)
Accrued interest	22,547	21,792
Provision for interest rates and fees - Capitalized	16,803	20,100
Borrowing costs expenses	750	592
Borrowings and financing, ending	1,743,257	1,811,664	2,194,353
Foreign currency | BIRD
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, beginning	261,337	238,940
Funding	35,710	59,983
Borrowing costs	0	0
Lease	0	0
Monetary variation and exchange rate changes	2,874	(40,213)
Inflation adjustment / update and incorporated interest - Capitalized	2,837	1,971
Interest and fees paid	(4,049)	(1,876)
Amortization	0	0
Accrued interest	3,662	1,916
Provision for interest rates and fees - Capitalized	888	597
Borrowing costs expenses	19	19
Borrowings and financing, ending	303,278	261,337	238,940
Foreign currency | Deutsche Bank
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, beginning	480,244	0
Funding	0	469,020
Borrowing costs	(720)	(9,167)
Lease	0	0
Monetary variation and exchange rate changes	7,335	19,845
Inflation adjustment / update and incorporated interest - Capitalized	0	0
Interest and fees paid	(31,774)	0
Amortization	0	0
Accrued interest	21,286	2,042
Provision for interest rates and fees - Capitalized	11,925	2,804
Borrowing costs expenses	3,584	546
Borrowings and financing, ending	490,443	480,244	0
Foreign currency | Eurobonds
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, beginning	1,137,395	1,922,256
Funding	0	0
Borrowing costs	0	0
Lease	0	0
Monetary variation and exchange rate changes	17,115	(334,915)
Inflation adjustment / update and incorporated interest - Capitalized	0	0
Interest and fees paid	(85,338)	(128,283)
Amortization	0	(437,752)
Accrued interest	55,046	69,002
Provision for interest rates and fees - Capitalized	29,529	50,239
Borrowing costs expenses	821	922
Borrowings and financing, ending	1,155,331	1,137,395	1,922,256
Foreign currency | JICA
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, beginning	1,617,215	1,756,969
Funding	63,909	188,755
Borrowing costs	(287)	(468)
Lease	0	0
Monetary variation and exchange rate changes	82,563	(259,455)
Inflation adjustment / update and incorporated interest - Capitalized	2,525	5,771
Interest and fees paid	(28,652)	(33,799)
Amortization	(65,702)	(73,854)
Accrued interest	27,602	30,791
Provision for interest rates and fees - Capitalized	1,115	2,362
Borrowing costs expenses	160	143
Borrowings and financing, ending	1,700,448	1,617,215	1,756,969
Foreign currency | BID 1983AB
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Borrowings and financing, beginning	341,951	505,306
Funding	0	0
Borrowing costs	(82)	(236)
Lease	0	0
Monetary variation and exchange rate changes	1,609	(78,910)
Inflation adjustment / update and incorporated interest - Capitalized	0	0
Interest and fees paid	(10,931)	(11,923)
Amortization	(75,610)	(83,247)
Accrued interest	6,858	6,548
Provision for interest rates and fees - Capitalized	3,715	4,772
Borrowing costs expenses	1,323	1,278
Borrowings and financing, ending	R$ 269,191	R$ 341,951	R$ 505,306